Exhibit 99.1

VSE 2016-A VOI Mortgage LLC

Vacation Ownership Interest Loan-Backed Notes, Series 2016-A

Sample VOI Loans Agreed-Upon Procedures

Report To:

Vistana Signature Experiences, Inc.

Vistana Vacation Ownership, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

1 September 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Vistana Signature Experiences, Inc.

Vistana Vacation Ownership, Inc.

9002 San Marco Court

Orlando, Florida 32819

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Re:	VSE 2016-A VOI Mortgage LLC (the “Issuer”)
Vacation Ownership Interest Loan-Backed Notes, Series 2016-A (the “Notes”)
Sample VOI Loans Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a pool of vacation ownership interest loans and contracts for deed relating to the purchase of a vacation ownership interest loan (collectively, the “VOI Loans”) relating to the Issuer’s securitization transaction.  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Vistana Signature Experiences, Inc. (the “Parent Guarantor”), on behalf of the Issuer, provided us with:

a.                                      Electronic data files:

i.                                         Labeled “2016-07-31 Pool Cut Detail for EY.xlsx” and the corresponding record layout and decode information (the “Preliminary Statistical Data File”) that the Parent Guarantor, on behalf of the Issuer, indicated contains information as of 31 July 2016 (the “Statistical Cut-Off Date”) relating to certain vacation ownership interest loans (the “Initial VOI Loans”) that are expected to be representative of the VOI Loans,

ii.                                      Labeled “2016-07-31 Pool Cut Detail for EY - FINAL.xlsx” and the corresponding record layout and decode information (the “Statistical Base Data File,” together with the Preliminary Statistical Data File, the “Provided Data Files”) that the Parent Guarantor, on behalf of the Issuer, indicated contains updated information as of the Statistical Cut-Off Date relating to the Initial VOI Loans,

b.                                      Imaged copies of:

i.                                         The note, adjustable rate note secured by mortgage, note modification agreement or other related documents (as applicable and collectively, the “Note”),

ii.                                     The mortgage or other related documents (as applicable and collectively, the “Mortgage”),

iii.                                  The contract of deed (the “Contract of Deed”),

iv.                                  The extension letter or letter of request (the “Adjustment Letter”),

v.                                     The purchase agreement, purchase and sale agreement, purchase and equity membership agreement or other related documents (as applicable and collectively, the “Purchase Agreement”),

vi.                                  The credit report (the “Credit Report”) and

vii.                               Certain printed screen shots from the Parent Guarantor or its affiliate’s servicing system (the “System Screen Shots,” together with the Note, Mortgage, Contract of Deed, Adjustment Letter, Purchase Agreement and Credit Report, the “Source Documents”)

for each Sample VOI Loan (as defined in Attachment A),

c.                                       The list of relevant characteristics (the “Sample Characteristics”) on the Statistical Base Data File, which are listed on Exhibit 1 to Attachment A, and

d.                                      Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Files.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Parent Guarantor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial VOI Loans or VOI Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Issuer that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

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We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.                                      Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.                                      Making any findings with respect to:

i.                                         Whether the origination of the VOI Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                                     The value of the collateral securing the VOI Loans,

iii.                                  Whether the originator of the VOI Loans complied with federal, state or local laws or regulations or

iv.                                 Any other factor or characteristic of the VOI Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 September 2016

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Attachment A

Procedures performed and our associated findings

1.                                      As instructed by the Parent Guarantor, on behalf of the Issuer, we randomly selected a sample of 200 Initial VOI Loans from the Preliminary Statistical Data File (the “Sample VOI Loans”).  For the purpose of this procedure, the Parent Guarantor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample VOI Loans that we were instructed to select from the Preliminary Statistical Data File.

For the purpose of the procedures described in this report, the 200 Sample VOI Loans are referred to as Sample VOI Loan Numbers 1 through 200.

2.                                      For each vacation ownership interest loan on the Preliminary Statistical Data File and Statistical Base Data File, we compared the contract number (the “Contract Number”), as shown on the Preliminary Statistical Data File, to the corresponding Contract Number, as shown on the Statistical Base Data File, and noted that:

a.                                      All of the Initial VOI Loans were included on both the Preliminary Statistical Data File and Statistical Base Data File and

b.                                      No vacation ownership interest loan other than the Initial VOI Loans were included on the Preliminary Statistical Data File or Statistical Base Data File.

3.                                      For each Sample VOI Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Statistical Base Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Parent Guarantor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Contract Number	Contract of Deed or Note	i., ii., iii.

Property ID	System Screen Shots

Current loan balance	System Screen Shots	iv.

Original loan balance	Contract of Deed or Note	ii., iii.

Coupon rate	(a) Contract of Deed, (b) System Screen Shots, (c) Note or (d) Note and System Screen Shots	ii., v.

Original term to maturity (months)	(a) Contract of Deed, (b) Note or (c) Note and recalculation	ii., vi.

Remaining term to maturity (months)	(a) Contract of Deed and recalculation or (b) Note and recalculation	vii.

Monthly payment	Contract of Deed, Note or System Screen Shots	ii., viii.

Original maturity date	(a) Mortgage, (b) Note and recalculation, (c) Contract of Deed and recalculation or (d) Adjustment Letter	ix.

State	Contract of Deed, Purchase Agreement or System Screen Shots	ii., x.

Sales price	(a) Contract of Deed, (b) Purchase Agreement or (c) System Screen Shots, Purchase Agreement and recalculation	ii., xi.

Sample Characteristic	Source Document(s)	Note(s)

Down payment	(a) Purchase Agreement, Note and recalculation, (b) Purchase Agreement and recalculation, (c) Contract of Deed and recalculation or (d) Purchase Agreement, Note, System Screen Shots and recalculation	xii.

Credit score	Credit Report	xiii.

Notes:

i.                                          For identification purposes only.

ii.                                      For the purpose of comparing the:

a.                                      Contract Number,

b.                                      Original loan balance,

c.                                       Coupon rate,

d.                                      Original term to maturity (months),

e.                                       Monthly payment,

f.                                        State and

g.                                       Sales price

Sample Characteristics for Sample VOI Loan Numbers 150 through 156 (each, a “Sample Contract of Deed VOI Loan”), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Contract of Deed as the Source Document.

iii.                                  For the purpose of comparing the Contract Number and original loan balance Sample Characteristics for each Sample VOI Loan (except for the Sample Contract of Deed VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document.

iv.                                  The Parent Guarantor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity which occurred after the Statistical Cut-Off Date.  For the purpose of comparing the current loan balance Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the Statistical Cut-Off Date.

Notes:  (continued)

v.                                      For the purpose of comparing the coupon rate Sample Characteristic for Sample VOI Loan Numbers 165 and 166, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the coupon rate Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 165 and 166 and (ii) the Sample Contract of Deed VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document, subject to the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, that are stated in the succeeding paragraph of this note v.

For each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 165 and 166 and (ii) the Sample Contract of Deed VOI Loans) that has more than one coupon rate, as shown on the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to use the coupon rate, as shown on the Note, corresponding to the pays by value, as shown on the System Screen Shots.

vi.                                   For the purpose of comparing the original term to maturity (months) Sample Characteristic for each Sample VOI Loan (except for the Sample Contract of Deed VOI Loans) that does not have the original term to maturity (months) specifically stated in the Note, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original term to maturity (months) as the difference in months between the:

a.                                      Original maturity date and

b.                                      First payment date,

both as shown on the Note.

vii.                               For the purpose of comparing the remaining term to maturity (months) Sample Characteristic for each Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the remaining term to maturity (months) as the difference between the:

a.                                      Original term to maturity (months), as shown on the Contract of Deed or Note (and in accordance with notes ii. and vi. above), and

b.                                      Number of payments made, as shown on the Statistical Base Data File.

viii.                            For the purpose of comparing the monthly payment Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 165 and 166 and (ii) the Sample Contract of Deed VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Note as the Source Document.

For the purpose of comparing the monthly payment Sample Characteristic for Sample VOI Loan Numbers 165 and 166, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

Notes:  (continued)

ix.                                   For the purpose of comparing the original maturity date Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 69 and 187 and (ii) the Sample Contract of Deed VOI Loans) that does not have the original maturity date specifically stated in the Mortgage, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original maturity date by adding the:

a.                                      Result of subtracting:

(1)                                 One from

(2)                                 The original term to maturity (months), as shown on the Note (and in accordance with note vi. above), and

b.                                      First payment date, as shown on the Note.

For the purpose of comparing the original maturity date Sample Characteristic for each Sample Contract of Deed VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the original maturity date by adding the:

a.                                      Result of subtracting:

(1)                                 One from

(2)                                 The original term to maturity (months) and

b.                                      First payment date,

both as shown on the Contract of Deed.

For the purpose of comparing the original maturity date Sample Characteristic for Sample VOI Loan Numbers 69 and 187, the Parent Guarantor, on behalf of the Issuer, instructed us to use the Adjustment Letter as the Source Document.

x.                                     For the purpose of comparing the state Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 30, 72, 84 and 118 and (ii) the Sample Contract of Deed VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Purchase Agreement as the Source Document.

For the purpose of comparing the state Sample Characteristic for Sample VOI Loan Numbers 30, 72, 84 and 118, the Parent Guarantor, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

xi.                                  For the purpose of comparing the sales price Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 131, 135 and 137 and (ii) the Sample Contract of Deed VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to use the Purchase Agreement as the Source Document.

For the purpose of comparing the sales price Sample Characteristic for Sample VOI Loan Numbers 131, 135 and 137, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the sales price by adding the:

a.                                      Absolute transaction amount corresponding to a transaction code of “UPG,” as shown on the System Screen Shots, and

b.                                      Sales price, as shown on the Purchase Agreement.

Notes:  (continued)

xii.                                For the purpose of comparing the down payment Sample Characteristic for each Sample VOI Loan (except for (i) Sample VOI Loan Numbers 100 through 113, 131, 135, 137, 146, 147 and 148 and (ii) the Sample Contract of Deed VOI Loans), the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by adding the:

a.                                      Initial deposit, as shown on the Purchase Agreement,

b.                                      Additional deposit, as shown on the Purchase Agreement, and

c.                                       Reduced principal amount, as shown on the Note.

For the purpose of comparing the down payment Sample Characteristic for (i) Sample VOI Loan Numbers 100 through 113, 146, 147 and 148 and (ii) the Sample Contract of Deed VOI Loans, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by:

a.                                      Adding the:

(1)                                 Initial deposit and

(2)                                 Additional deposit

and

b.                                      Subtracting the administrative fees from the result obtain in a. above,

all as shown on the Purchase Agreement, in the case of Sample VOI Loan Numbers 100 through 113, 146, 147 and 148, or Contract of Deed, in the case of the Sample Contract of Deed VOI Loans.

For the purpose of comparing the down payment Sample Characteristic for Sample VOI Loan Numbers 131, 135 and 137, the Parent Guarantor, on behalf of the Issuer, instructed us to recalculate the down payment by adding the:

a.                                      Initial deposit, as shown on the Purchase Agreement,

b.                                      Additional deposit, as shown on the Purchase Agreement,

c.                                       Reduced principal amount, as shown on the Note and

d.                                      Absolute transaction amount corresponding to a transaction code of “UPG,” as shown on the System Screen Shots.

xiii.                            We were instructed by the Parent Guarantor, on behalf of the Issuer, not to compare the credit score Sample Characteristic for each Sample VOI Loan with a credit score value of “0,” as shown on the Statistical Base Data File (each, a “No Credit Score Sample VOI Loan”).

For the purpose of comparing the credit score Sample Characteristic for each Sample VOI Loan that is not a No Credit Score Sample VOI Loan, the Parent Guarantor, on behalf of the Issuer, instructed us to use the primary borrower credit score, as shown on the Credit Report, in accordance with the primary borrower first and last name, as shown on the Statistical Base Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Parent Guarantor, on behalf of the Issuer, that are described in the notes above.